Investments (Summary of Investments Included in Other Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment [Line Items]
Equity investments	$ 16,716	$ 22,693
Share of income (loss) for the year	$ 661	3,464	$ 1,754
PreAnalytiX GmbH
Investment [Line Items]
Ownership Percentage	50.00%
Equity investments	$ 10,627	18,954
Share of income (loss) for the year	$ 1,878	3,557	2,044
Biotype Innovation GmbH
Investment [Line Items]
Ownership Percentage	24.90%
Equity investments	$ 3,775	0
Share of income (loss) for the year	$ (595)	0	0
Pyrobett
Investment [Line Items]
Ownership Percentage	19.00%
Equity investments	$ 2,111	2,711
Share of income (loss) for the year	$ (600)	(539)	(265)
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.
Investment [Line Items]
Ownership Percentage	30.00%
Equity investments	$ 203	216
Share of income (loss) for the year	$ (107)	(409)	(112)
QIAGEN Finance
Investment [Line Items]
Ownership Percentage	100.00%
Equity investments	$ 0	414
Share of income (loss) for the year	$ 85	147	93
QBM Cell Science
Investment [Line Items]
Ownership Percentage	19.50%
Equity investments	$ 0	398
Share of income (loss) for the year	$ 0	(2)	(6)
Dx Assays Pte Ltd
Investment [Line Items]
Ownership Percentage	33.30%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	$ 710	$ 0